WISDOMTREE TRUST

WisdomTree Dreyfus Commodity Currency Fund

Supplement Dated June 29, 2010

To The Prospectus Dated June 29, 2010 and Statement of Additional Information Dated

December 29, 2009, as Revised June 29, 2010

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Additional Information listed above.

The WisdomTree Dreyfus Commodity Currency Fund (the “Fund”) is not yet available for sale. The Fund is expected to be available for sale to investors beginning on or about August 1, 2010.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.

WISDOMTREE TRUST

WisdomTree Emerging Markets Local Debt Fund

Supplement Dated June 29, 2010

To The Prospectus Dated June 29, 2010 and Statement of Additional Information Dated

December 29, 2009, as Revised June 29, 2010

The following information supplements, and should be read in conjunction with, the Prospectus and Statement of Additional Information listed above.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) is not yet available for sale. The Fund is expected to be available for sale to investors beginning on or about August 1, 2010.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.